Taxes - Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate [Abstract]
Income tax expense (benefit) computed based on PRC statutory rate		$ 207,722	$ 38,251	$ (319,664)
Favorable tax rate and tax exemption impact in PRC entities	[1]	(480,781)	(339,626)	(223,920)
Effect of rate differential for non-PRC entities		(110,979)	(58,967)	88,501
Change in valuation allowance		458,642	479,758	464,630
Total income tax provisions		$ 74,604	$ 119,416	$ 9,547

[1]	During the years ended December 31, 2024 and 2023, Xinjiang United Family and all its branch offices were subject to 25% income tax rate. During the year ended December 31, 2022, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, qualified as small-scaled minimal profit enterprise and subjected to a favorable tax rate of 2.5%. For the year ended December 31, 2024, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the years ended December 31, 2023 and 2022, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. The rest of the UFG entities were exempted from paying income tax. For the years ended December 31, 2024, 2023 and 2022, the tax saving as the result of the favorable tax rates and tax exemption amounted to $480,781, $339,626 and $223,920, respectively, and per share effect of the favorable tax rate and tax exemption was $0.03, $0.03 and $0.02, respectively.